FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Assets [Abstract]
Interest bearing deposits - time		$ 350	$ 595
Equity securities at fair value		0	393
Securities available for sale		518,400	427,926
Federal Home Loan Bank and Federal Reserve Bank Stock		18,359	18,359
Liabilities [Abstract]
Deposits with stated maturity		609,537
Other borrowings		88,646	25,700
Subordinated debentures		39,456	39,388
Reciprocal deposits included in deposits with no stated maturity		388,369	123,080
Reciprocal deposits included in deposits with stated maturity		42,658	58,992
Recorded Book Balance [Member]
Assets [Abstract]
Cash and due from banks		53,295	23,350
Interest bearing deposits		12,009	46,894
Interest bearing deposits - time		350	595
Equity securities at fair value			393
Securities available for sale		518,400	427,926
Federal Home Loan Bank and Federal Reserve Bank Stock		18,359	18,359
Net loans and loans held for sale		2,768,675	2,643,856
Accrued interest receivable		10,108	10,164
Derivative financial instruments		5,464	5,155
Liabilities [Abstract]
Deposits with no stated maturity	[1]	2,427,190	2,197,494
Deposits with stated maturity	[1]	609,537	715,934
Other borrowings		88,646	25,700
Subordinated debentures		39,456	39,388
Accrued interest payable		1,296	1,646
Derivative financial instruments		4,402	2,326
Fair Value [Member]
Assets [Abstract]
Cash and due from banks		53,295	23,350
Interest bearing deposits		12,009	46,894
Interest bearing deposits - time		350	594
Equity securities at fair value			393
Securities available for sale		518,400	427,926
Net loans and loans held for sale		2,768,817	2,606,256
Accrued interest receivable		10,108	10,164
Derivative financial instruments		5,464	5,155
Liabilities [Abstract]
Deposits with no stated maturity		2,427,190	2,197,494
Deposits with stated maturity		610,235	711,312
Other borrowings		88,680	25,706
Subordinated debentures		33,149	35,021
Accrued interest payable		1,296	1,646
Derivative financial instruments		4,402	2,326
Quoted Prices in Active Markets for Identical Assets, (Level 1) [Member]
Assets [Abstract]
Cash and due from banks		53,295	23,350
Interest bearing deposits		12,009	46,894
Interest bearing deposits - time		0	0
Equity securities at fair value			393
Securities available for sale		0	0
Net loans and loans held for sale		0	41,471
Accrued interest receivable		8	22
Derivative financial instruments		0	0
Liabilities [Abstract]
Deposits with no stated maturity		2,427,190	2,197,494
Deposits with stated maturity		0	0
Other borrowings		0	0
Subordinated debentures		0	0
Accrued interest payable		97	114
Derivative financial instruments		0	0
Significant Other Observable Inputs, (Level 2) [Member]
Assets [Abstract]
Cash and due from banks		0	0
Interest bearing deposits		0	0
Interest bearing deposits - time		350	594
Equity securities at fair value			0
Securities available for sale		518,400	427,926
Net loans and loans held for sale		69,800	44,753
Accrued interest receivable		1,752	1,789
Derivative financial instruments		5,464	5,155
Liabilities [Abstract]
Deposits with no stated maturity		0	0
Deposits with stated maturity		610,235	711,312
Other borrowings		88,680	25,706
Subordinated debentures		33,149	35,021
Accrued interest payable		1,199	1,532
Derivative financial instruments		4,402	2,326
Significant Unobservable Inputs, (Level 3) [Member]
Assets [Abstract]
Cash and due from banks		0	0
Interest bearing deposits		0	0
Interest bearing deposits - time		0	0
Equity securities at fair value			0
Securities available for sale		0	0
Net loans and loans held for sale		2,699,017	2,520,032
Accrued interest receivable		8,348	8,353
Derivative financial instruments		0	0
Liabilities [Abstract]
Deposits with no stated maturity		0	0
Deposits with stated maturity		0	0
Other borrowings		0	0
Subordinated debentures		0	0
Accrued interest payable		0	0
Derivative financial instruments		$ 0	$ 0

[1]	Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $388.369 million and $123.080 million at December 31, 2019 and 2018, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $42.658 million and $58.992 million at December 31, 2019 and 2018, respectively.